Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 245,532	$ 139,956
Gross Unrealized Gains	4,178	2,724
Gross Unrealized Losses	(2,900)	(308)
Estimated Fair Values	246,810	142,372
Government Debt Securities And Debt-Based Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	125,338	120,026
Gross Unrealized Gains	1,164	326
Gross Unrealized Losses	(25)	(308)
Estimated Fair Values	126,477	120,044
Corporate Debt Securities And Debt-Based Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	76,995	6,943
Gross Unrealized Gains	356	457
Gross Unrealized Losses	(708)
Estimated Fair Values	76,643	7,400
Domestic Equity Securities And Equity-Based Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	26,220	4,840
Gross Unrealized Gains	2,354	751
Gross Unrealized Losses	(431)
Estimated Fair Values	28,143	5,591
International Equity Securities And Equity-Based Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	15,446	8,147
Gross Unrealized Gains	304	1,190
Gross Unrealized Losses	(1,288)
Estimated Fair Values	14,462	9,337
Commodity-Based Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,533
Gross Unrealized Losses	(448)
Estimated Fair Values	$ 1,085